LOANS, FINANCING AND DEBENTURES - Breakdown by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current
Current borrowings	R$ 4,758,247	R$ 3,335,029
Interest on financing	1,232,810	1,238,623
Non-current funding	3,525,437	2,096,406
Non-current
Non-current borrowings	72,414,445	71,239,562
Non-current funding	72,414,445	71,239,562
Total
Total borrowings	77,172,692	74,574,591	R$ 79,628,629
Interest on financing	1,232,810	1,238,623
Non-current funding	75,939,882	73,335,968
Foreign
Current
Current borrowings before other adjustments	3,603,074	1,107,157
Non-current
Non-current borrowings before other adjustments	57,701,599	60,110,567
Non-current borrowings	57,701,599
Total
Borrowings, before other adjustments	R$ 61,304,673	61,217,724
Foreign | BNDES | UMBNDES
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	7.50%
Current
Current borrowings before other adjustments		11,207
Total
Borrowings, before other adjustments		11,207
Foreign | Bonds
Non-current
Non-current borrowings	R$ 40,122,749
Foreign | Bonds | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.00%
Current
Current borrowings before other adjustments	R$ 841,625	907,059
Non-current
Non-current borrowings before other adjustments	40,122,749	43,218,286
Total
Borrowings, before other adjustments	40,964,374	44,125,345
Foreign | Export credits ("export prepayment")
Non-current
Non-current borrowings	R$ 14,487,252
Foreign | Export credits ("export prepayment") | SOFR/Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.80%
Current
Current borrowings before other adjustments	R$ 2,690,891	156,156
Non-current
Non-current borrowings before other adjustments	14,487,252	16,779,064
Total
Borrowings, before other adjustments	17,178,143	16,935,220
Foreign | Assets Financing
Non-current
Non-current borrowings	R$ 220,199
Foreign | Assets Financing | SOFR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	3.10%
Current
Current borrowings before other adjustments	R$ 61,924	26,755
Non-current
Non-current borrowings before other adjustments	220,199	113,217
Total
Borrowings, before other adjustments	282,123	139,972
Foreign | IFC - International Finance Corporation
Non-current
Non-current borrowings	R$ 2,871,399
Foreign | IFC - International Finance Corporation | SOFR
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	5.50%
Current
Current borrowings before other adjustments	R$ 731
Non-current
Non-current borrowings before other adjustments	2,871,399
Total
Borrowings, before other adjustments	2,872,130
Foreign | Others
Current
Current borrowings before other adjustments	7,903	5,980
Total
Borrowings, before other adjustments	7,903	5,980
Domestic (Brazil)
Current
Current borrowings	1,155,173	2,227,872
Non-current
Non-current borrowings	14,712,846	11,128,995
Total
Total borrowings	R$ 15,868,019	13,356,867
Domestic (Brazil) | BNDES | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	4.00%
Current
Current borrowings before other adjustments	R$ 4,020	18,666
Non-current
Non-current borrowings before other adjustments		4,011
Total
Borrowings, before other adjustments	R$ 4,020	22,677
Domestic (Brazil) | BNDES | TJLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.40%
Current
Current borrowings before other adjustments	R$ 49,348	69,495
Non-current
Non-current borrowings before other adjustments	199,988	246,004
Non-current borrowings	199,988
Total
Borrowings, before other adjustments	R$ 249,336	315,499
Domestic (Brazil) | BNDES | TLP
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	13.20%
Current
Current borrowings before other adjustments	R$ 57,060	41,640
Non-current
Non-current borrowings before other adjustments	3,123,727	1,775,991
Non-current borrowings	3,123,727
Total
Borrowings, before other adjustments	R$ 3,180,787	1,817,631
Domestic (Brazil) | BNDES | SELIC
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.70%
Current
Current borrowings before other adjustments	R$ 65,013	67,115
Non-current
Non-current borrowings before other adjustments	857,419	814,320
Non-current borrowings	857,419
Total
Borrowings, before other adjustments	R$ 922,432	881,435
Domestic (Brazil) | Export credits ("export prepayment") | Fixed
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	8.40%
Current
Current borrowings before other adjustments	R$ 791,306	77,694
Non-current
Non-current borrowings before other adjustments		1,315,813
Total
Borrowings, before other adjustments	791,306	1,393,507
Domestic (Brazil) | Assets Financing
Non-current
Non-current borrowings	R$ 71,235
Domestic (Brazil) | Assets Financing | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.30%
Current
Current borrowings before other adjustments	R$ 17,037
Non-current
Non-current borrowings before other adjustments	71,235
Total
Borrowings, before other adjustments	R$ 88,272
Domestic (Brazil) | CRA contract | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	11.60%
Current
Current borrowings before other adjustments		1,829,966
Total
Borrowings, before other adjustments		1,829,966
Domestic (Brazil) | NCE ("Export Credit Notes")
Non-current
Non-current borrowings	R$ 100,000
Domestic (Brazil) | NCE ("Export Credit Notes") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	12.10%
Current
Current borrowings before other adjustments	R$ 3,114	76,463
Non-current
Non-current borrowings before other adjustments	100,000	1,277,616
Total
Borrowings, before other adjustments	103,114	1,354,079
Domestic (Brazil) | NCR ("Rural producer certificate")
Non-current
Non-current borrowings	R$ 1,998,270
Domestic (Brazil) | NCR ("Rural producer certificate") | CDI
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	10.30%
Current
Current borrowings before other adjustments	R$ 101,739	13,144
Non-current
Non-current borrowings before other adjustments	1,998,270	274,127
Total
Borrowings, before other adjustments	2,100,009	287,271
Domestic (Brazil) | Debentures
Non-current
Non-current borrowings	R$ 8,362,207
Domestic (Brazil) | Debentures | CDI/IPCA
LOANS, FINANCING AND DEBENTURES
Annual average interest rate	11.70%
Current
Current borrowings before other adjustments	R$ 66,536	33,689
Non-current
Non-current borrowings before other adjustments	8,362,207	5,421,113
Total
Borrowings, before other adjustments	R$ 8,428,743	R$ 5,454,802